SCHEDULE OF RECONCILIATION OF PROVISION FOR INCOME TAXES (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax Disclosure [Abstract]
(Loss) Income before tax expenses		$ (1,580,198)	$ (1,287,661)	$ 916,921
Tax expenses at the Cayman Islands statutory income tax rate
Income taxes computed at Hong Kong Profits Tax rate		(260,732)	(212,464)	151,292
Tax allowance at the statutory tax rates		(1,008)	(6,401)	(10,118)
Tax effect on non-assessable income	[1]	(5,214)	(1,519)	(11,747)
Tax effect on non-deductible expenses		124,712	222,184	10,430
Tax effect on tax losses not recognized		147,013	5,336
Tax effect on utilization of tax losses		(4,771)		(2,405)
Tax effect of two-tier tax rate			(3,568)	(21,094)
Income taxes			$ 3,568	$ 116,358

[1]	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law for the year ended September 30, 2024, 2023 and 2022.